OTHER FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2017	2016	2015
Net cash payments on non-designated derivatives	(5,124)	(4,913)	(6,453)
Net increase/(decrease) in fair value of non-designated derivatives	8,068	3,917	(13,051)
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	140	482	(227)
Other items	(5,768)	(1,575)	(1,558)
Total other financial items	(2,684)	(2,089)	(21,289)